Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segments

17. Segments

The Group currently operates in two principal operating segments: net advertising services and paid services. Information provided to the CODM is at the gross margin level. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues
Net advertising services	930,025	696,664	619,260
Paid services	100,306	89,043	72,760
Total revenues	1,030,331	785,707	692,020
Cost of revenues
Net advertising services	566,443	514,725	423,728
Paid services	30,954	33,780	40,417
Total cost of revenues	597,397	548,505	464,145
Gross profit
Net advertising services	363,582	181,939	195,532
Paid services	69,352	55,263	32,343
Total gross profit	432,934	237,202	227,875